Subsequent Events (Details) - Forecast [Member] - shares	Apr. 15, 2026	Apr. 08, 2026
Subsequent Events [Line Items]
Restricted shares	809,000	5,000,000
Option shares		2,000,000
Restricted shares	1,000,000
Issuance of options	500,000
Directors and Officers [Member]
Subsequent Events [Line Items]
Restricted shares		809,000